UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike P.O. Box 9006 Syosset, NY 11791-9006

(Address of principal executive offices)(Zip code)

Mr. David Lerner

David Lerner Associates, Inc.

477 Jericho Turnpike

Syosset, NY 11791

(Name and address of agent for Service)

Registrant’s telephone number, including area code: 516-390-5555

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | August 31, 2014 (Unaudited)

	Shares	Market Value
Common Stocks 99.28%

Energy 95.75%
Access Midstream Partners LP	22,049	$1,418,853
American Midstream Partners LP	22,155	660,441
Atlas Pipeline Partners LP	17,148	633,276
Atlas Resource Partners LP	19,333	388,980
BreitBurn Energy Partners LP	8,594	196,631
Buckeye Partners LP	7,428	586,812
Calumet Specialty Products Partners LP	33,196	1,008,163
Crestwood Midstream Partners LP	27,454	641,325
DCP Midstream Partners LP	16,019	906,355
El Paso Pipeline Partners LP	14,583	606,069
Enbridge Energy Partners LP	24,260	881,123
Energy Transfer Equity LP	23,161	1,404,715
Energy Transfer Partners LP	12,035	691,411
EnLink Midstream Partners LP	19,816	614,098
Enterprise Products Partners LP	62,763	2,550,061
EQT Midstream Partners LP	6,672	650,453
EV Energy Partners LP	10,099	422,138
Exterran Partners LP	21,139	613,031
Global Partners LP	13,611	586,362
Kinder Morgan Energy Partners LP	12,949	1,248,025
Kinder Morgan, Inc.	8,595	346,035
Legacy Reserves LP	17,026	523,549
Linn Energy LLC	12,548	398,023
LRR Energy LP	24,705	473,595
Magellan Midstream Partners LP	20,468	1,717,879
MarkWest Energy Partners LP	7,740	617,110
Marlin Midstream Partners LP	42,304	908,267
Martin Midstream Partners LP	15,123	594,031
Memorial Production Partners LP	17,770	415,818
Midcoast Energy Partners LP	38,075	856,687
Mid-Con Energy Partners LP	16,972	379,833
Miller Energy Resources, Inc. *	10,000	51,800
New Source Energy Partners LP	14,641	389,304
NuStar Energy LP	9,345	617,611
Oiltanking Partners LP	8,513	417,903
Plains All American Pipeline LP	31,131	1,865,681
QR Energy LP	27,260	589,634
Regency Energy Partners LP	19,233	634,304
Southcross Energy Partners LP	34,243	757,113
Spectra Energy Partners LP	14,476	824,987
Summit Midstream Partners LP	11,190	618,583
Tallgrass Energy Partners LP	11,874	508,207

See accompanying notes which are an integral part of this schedule of investments

Spirit of America Energy Fund

SCHEDULE OF INVESTMENTS | August 31, 2014 (Unaudited) – continued

	Shares	Market Value
Common Stocks 99.28%—continued

Energy 95.75%—continued
Teekay LNG Partners LP	10,929	$474,319
Teekay Offshore Partners LP	11,183	394,089
Transocean Partners LLC *	23,121	659,180
USA Compression Partners LP	52,368	1,369,947
Vanguard Natural Resources LLC	22,567	663,921
Western Gas Partners LP	20,000	1,549,800
Williams Partners LP	27,293	1,446,802
		39,241,064

Real Estate Investment Trusts 0.60%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,861	244,316

Utilities 2.93%
Amerigas Partners LP	8,547	395,470
Ferrellgas Partners LP	14,722	419,577
Suburban Propane Partners LP	8,707	387,200
		1,202,247

Total Common Stocks (Cost $39,378,025)		40,687,627

Money Market 5.82%
Fidelity Institutional Money Market Portfolio – Institutional Class, 0.09% (a)	2,386,299	2,386,299

Total Money Markets (Cost $2,386,299)		2,386,299

Total Investments – 105.10% (Cost $41,764,324)		$43,073,926
Liabilities in Excess of Other Assets – (5.10)%		(2,090,954)
NET ASSETS – 100.00%		$40,982,972
(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

* Aggregate cost for federal income tax purposes is $41,764,324 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,370,668
Gross unrealized depreciation	(61,066)
Net unrealized appreciation	$1,309,602

See accompanying notes which are an integral part of this schedule of investments

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS AUGUST 31, 2014 (UNAUDITED)

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation: The offering price and net asset value per share for each class of the Spirit of America Energy Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Directors (the “Board”) believes represents fair value. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board.

B.	Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SPIRIT OF AMERICA INVESTMENT FUND, INC.

NOTES TO SCHEDULES OF INVESTMENTS AUGUST 31, 2014 (UNAUDITED)

The summary of inputs used to determine the fair valuation of the Fund’s investments as of August 31, 2014 is as follows:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks *	$40,687,627	$–	$–	$40,687,627
Money Market Securities	2,386,299	–	–	2,386,299
Total	$43,073,926	$–	$–	$43,073,926

*Refer to Schedule of Investments for industry classifications.

The Fund did not have any transfers between levels during the period ended August 31, 2014. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

For additional information regarding the accounting policies of the Spirit of America Investment Fund, Inc., refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)        The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Spirit of America Investment Fund, Inc

By	/s/David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	10/28/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/David Lerner
David Lerner, Principal Executive Officer (principal executive officer)

Date	10/28/2014

By	/s/Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer (principal financial officer)

Date	10/24/2014